Segmented Reporting	12 Months Ended
Dec. 31, 2022
Segmented Reporting [Abstract]
Segmented reporting
21.	Segmented reporting

The Company has one operating segment being cryptocurrency mining located in the United States. The operations of the Company are located in two geographic locations, Canada and the United States. Geographic segmentation is as follows:

As at December 31, 2022	Canada	United States	Total
Current assets	$29,372	$6,100,481	$6,129,853
Non-current assets	-	46,469,708	46,469,708
Total assets	$29,372	$52,570,189	$52,599,561

As at December 31, 2021	Canada	United States	Total
Current assets	$179,396	$36,036,609	$36,216,005
Non-current assets	1,346,904	42,463,966	43,810,870
Total assets	$1,526,300	$78,500,575	$80,026,875

As at December 31, 2020	Canada	United States	Total
Current assets	$-	$4,693,466	$4,693,466
Non-current assets	1,342,281	10,483,854	11,826,135
Total assets	$1,342,281	$15,177,320	$16,519,601